Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42762
Entity Registrant Name	Dreamland Limited
Entity Central Index Key	0002041338
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o No. 5, 17th Floor
Entity Address, Address Line Two	PeakCastle, No. 476 Castle Peak Road
Entity Address, City or Town	Cheung Sha Wan, Kowloon,
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Title of 12(b) Security	Class A Ordinary Shares,
Trading Symbol	TDIC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	28,660,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5854
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Dreamland Limited and its subsidiaries (the Company) as of March 31, 2025 and 2024, and the related consolidated statements of operations, changes in shareholders’ equity, and cash flows for each of the three-year period ended March 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2025, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	TAAD LLP
Auditor Location	Diamond Bar, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o No. 5, 17th Floor
Entity Address, Address Line Two	PeakCastle, No. 476 Castle Peak Road
Entity Address, City or Town	Cheung Sha Wan, Kowloon,
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	(852)
Local Phone Number	5628 6281
Contact Personnel Name	Seto Wai Yue
Contact Personnel Email Address	frances.seto@trendicint.com